Fair Value Measurements - Summary of Assets Measured or Disclosed at Fair Value on a Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt investments			¥ 44,084
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading debt investments	¥ 65,108	$ 10,217	5,187
Available-for-sale debt investments			44,084
Total assets measured at fair value	65,108	$ 10,217	49,271
Quoted Price in Active Market for Identical Assets (Level 1) [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading debt investments	0		0
Available-for-sale debt investments			0
Total assets measured at fair value	0		0
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading debt investments	65,108		5,187
Available-for-sale debt investments			44,084
Total assets measured at fair value	65,108		49,271
Unobservable Inputs (Level 3) [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading debt investments	0		0
Available-for-sale debt investments			0
Total assets measured at fair value	¥ 0		¥ 0